TAXES ON INCOME (Reconciliation Between Theoretical and Actual Tax Expense) (Details) - USD ($) $ / shares in Units, $ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Income (loss) before taxes, as reported in the consolidated statements of income (loss)		$ 4,713	$ 22,632	$ 13,964
Statutory tax rate		23.00%	23.00%	23.00%
Theoretical tax expense (benefit) on the above amount at the Israeli statutory tax rate		$ 1,084	$ 5,205	$ 3,212
Tax adjustment in respect of different tax rate of foreign subsidiary		48	33	(185)
Non-deductible expenses and other permanent differences		197	305	83
Deferred taxes on losses for which valuation allowance was provided, net		2,402	896	959
Utilization of tax losses and deferred taxes for which valuation allowance was provided, net			(128)	(152)
Foreign withholding taxes		3,138	2,656	1,489
Stock compensation relating to stock options per ASC No. 718		1,517	(2,369)	1,258
Income taxes in respect of prior years		(1,388)	687	292
Change of tax rate		(505)	462	(599)
Approved, Privileged and Preferred enterprise loss (benefits)	[1]	(1,457)	6,869	(1,844)
Other		(157)	205	(185)
Taxes on income		$ 4,879	$ 14,821	$ 4,328
Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status		$ 0.03	$ 0.15	$ 0.04
Diluted earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status		$ 0.03	$ 0.14	$ 0.04

[1]	Basic earnings per share amounts of the benefit resulting from the “Approved, Privileged and Preferred Enterprise” status